Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Real Estate Fund
October 31, 2021
ZXL-NPRT1-1221
1.9881645.104
Common Stocks - 99.9%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 95.1%
REITs - Apartments - 9.5%
American Homes 4 Rent Class A	830	33,698
Invitation Homes, Inc.	986	40,673
Mid-America Apartment Communities, Inc.	339	69,227
UDR, Inc.	1,313	72,911
		216,509
REITs - Diversified - 39.2%
Apartment Income (REIT) Corp.	513	27,502
Crown Castle International Corp.	1,160	209,149
Digital Realty Trust, Inc.	1,029	162,386
Duke Realty Corp.	1,981	111,411
Equinix, Inc.	107	89,566
Gaming & Leisure Properties	1,045	50,672
Lamar Advertising Co. Class A	219	24,791
SBA Communications Corp. Class A	467	161,269
VICI Properties, Inc.	1,422	41,736
Washington REIT (SBI)	667	16,908
		895,390
REITs - Health Care - 9.5%
Medical Properties Trust, Inc.	1,517	32,358
Ventas, Inc.	1,319	70,395
Welltower, Inc.	1,414	113,686
		216,439
REITs - Hotels - 3.3%
DiamondRock Hospitality Co. (a)	1,745	15,775
Host Hotels & Resorts, Inc. (a)	1,807	30,412
RLJ Lodging Trust	1,245	17,953
Ryman Hospitality Properties, Inc. (a)	130	11,120
		75,260
REITs - Management/Investment - 4.5%
American Assets Trust, Inc.	351	13,278
Lexington Corporate Properties Trust	1,461	21,287
National Retail Properties, Inc.	951	43,137
Weyerhaeuser Co.	688	24,575
		102,277
REITs - Manufactured Homes - 5.0%
Equity Lifestyle Properties, Inc.	769	64,988
Sun Communities, Inc.	257	50,367
		115,355
REITs - Office Property - 4.0%
Highwoods Properties, Inc. (SBI)	345	15,470
Mack-Cali Realty Corp. (a)	657	11,951
Piedmont Office Realty Trust, Inc. Class A	562	9,981
VEREIT, Inc.	1,094	55,028
		92,430
REITs - Shopping Centers - 3.4%
Kimco Realty Corp.	1,520	34,352
Phillips Edison & Co., Inc.	320	9,645
Regency Centers Corp.	469	33,022
		77,019
REITs - Single Tenant - 2.0%
Four Corners Property Trust, Inc.	413	11,977
Spirit Realty Capital, Inc.	668	32,685
		44,662
REITs - Storage - 7.4%
CubeSmart	1,358	74,704
Extra Space Storage, Inc.	325	64,145
Iron Mountain, Inc.	638	29,118
		167,967
REITs - Warehouse/Industrial - 7.3%
Prologis (REIT), Inc.	1,154	167,284
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,170,592
IT Services - 0.3%
Internet Services & Infrastructure - 0.3%
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	113	263
Class A (a)	728	7,236
		7,499
Real Estate Management & Development - 4.5%
Real Estate Development - 1.1%
Instone Real Estate Group BV (b)	907	23,906
Real Estate Services - 3.4%
CBRE Group, Inc. (a)	648	67,444
Realogy Holdings Corp. (a)	616	10,669
		78,113
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		102,019
TOTAL COMMON STOCKS (Cost $1,824,838)		2,280,110

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,824,838)	2,280,110
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,144
NET ASSETS - 100.0%	2,282,254

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,906 or 1.0% of net assets.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	10,589	-	10,589	-	-	-	-	0.0%
Total	10,589	-	10,589	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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